CASH FLOW ANALYSIS (Details 2) - SEK (kr) shares in Thousands, kr in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Statement of cash flows [abstract]
Number of shares issued under private placement in October 2016	[1]		8,750,000
Number of shares issued under Rights issue in July 2017		50,308,206
Inflow from private placement		kr 0	kr 70,000
Inflow from rights issue		159,282	0
Total		kr 159,282	kr 70,000	kr 106,196

[1]	Private placement to a limited number of investors.